Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans Receivable
Note 4. Loans Receivable

The major components of loans in the consolidated balance sheets at December 31, 2011 and 2010 are as follows (in thousands):

	2011	2010
Commercial	$11,777	$14,001
Real estate:
Construction and land development	17,932	21,308
Residential, 1-4 families	105,985	124,749
Residential, 5 or more families	2,724	2,864
Farmland	34,011	33,225
Nonfarm, nonresidential	34,199	40,342
Agricultural	1,931	2,924
Consumer	9,015	11,942
Other	1,594	1,700
	219,168	253,055
Allowance for loan losses	(4,942)	(4,542)
	$214,226	$248,513

As of December 31, 2011 and 2010, substantially all of the Bank's residential 1-4 family loans were pledged as collateral toward borrowings with the Federal Home Loan Bank.